UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 June 30, 2009
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   3924 Premier North Drive
	   Tampa, FL 33618


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	   07/27/2009
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
					--------------

Form 13F Information Table Entry Total:      159
					--------------

Form 13F Information Table Value Total:   $68,266.30
					--------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

													                                    VOTING
Name of Issuer                                			Title     CUSIP      Value      SHRS/   SH/PRN OR  INVESTMENT    OTHER    AUTHORITY
				             			of Class            (x$1000)    PRN AMT  PUT/CALL   DISCRETION   MANAGERS    SOLE
-----------------------------------------------------------------------------------------------

Goldman Sachs Group Inc						CB	38141GAZ7      264.30	250,000	    SH		SOLE	 N/A	 250,000
General Elec Cap Corp Mtn B					CB	36962GWB6      262.02	250,000     SH		SOLE	 N/A	 250,000
Wells Fargo Bk N A Sb Nt Acr					CB	949748AE7      262.14	250,000     SH		SOLE	 N/A	 250,000
Bank Of America Corporatio					CB	060505DK7      251.20	250,000     SH		SOLE	 N/A	 250,000
Park View Fed Svgs Bk Ohio					CD	70087RAH2      270.00	270,000     SH		SOLE	 N/A	 270,000
Cathay Bk Los Angel Calif					CD	149159FH3      200.00	200,000     SH		SOLE	 N/A	 200,000
Comerica Bank Cd						CD	200339DT3      200.00	200,000     SH		SOLE	 N/A	 200,000
First Cmnty Bk Taos New Mexico					CD	319867AS6      200.00	200,000     SH		SOLE	 N/A	 200,000
First Natl Bk Damariscot					CD	325351EQ3      200.00	200,000     SH		SOLE	 N/A	 200,000
Northside Cmnty Bk Gurnee Ill					CD	667012HE1      200.00	200,000     SH		SOLE	 N/A	 200,000
Merrick Bk Corp Sth Jordan Ut					CD	59012YVR5      200.00	200,000     SH		SOLE	 N/A	 200,000
New York Cmnty Bk Westbury N					CD	649447PQ6      200.00	200,000     SH		SOLE	 N/A	 200,000
Preferred Bk Los Angeles Ca					CD	740367CN5      200.00	200,000     SH		SOLE	 N/A	 200,000
S & P 500 Depositoryreceipt					CS	78462F103    2,554.58	27,782      SH		SOLE	 N/A	 27,782
Ishares Tr Russell 2000 Index					CS	464287655    2,535.04	49,629      SH		SOLE	 N/A	 49,629
Powershares QQQ Nasdaq 100					CS	73935A104    2,527.42	69,473      SH		SOLE	 N/A	 69,473
Vanguard Index Fds Vanguard L					CS	922908637    2,064.01	49,473      SH		SOLE	 N/A	 49,473
Proshares Short QQQ Prosha					CS	74347R602    1,752.14	31,094      SH		SOLE	 N/A	 31,094
Proshares Short Russ						CS	74347R826    1,748.40	30,798      SH		SOLE	 N/A	 30,798
Proshares Tr Short S&P 500 Pr					CS	74347R503    1,746.37	26,577      SH		SOLE	 N/A	 26,577
Apple Inc							CS	037833100    1,547.21	10,863      SH		SOLE	 N/A	 10,863
Express Scripts Inc Com Former					CS	302182100    1,393.76	20,273      SH		SOLE	 N/A	 20,273
Microsoft Corp							CS	594918104    1,297.53	54,586      SH		SOLE	 N/A	 54,586
Exxon Mobil Corp						CS	30231G102    1,164.63	16,659      SH		SOLE	 N/A	 16,659
Companhia De Bebidasspons Adr					CS	20441W203    1,118.44	17,252      SH		SOLE	 N/A	 17,252
Empresa Nacional De Electricid					CS	29244T101    1,114.39	22,382      SH		SOLE	 N/A	 22,382
Baidu Com Inc Spon Adr Restg					CS	056752108    1,108.91	3,683       SH		SOLE	 N/A	 3,683
S & P Mid Cap 400 Dep Rcpts					CS	595635103    1,069.25	10,164      SH		SOLE	 N/A	 10,164
Johnson & Johnson						CS	478160104    1,050.15	18,488      SH		SOLE	 N/A	 18,488
Astrazeneca Plc-Spons Adr					CS	046353108    1,032.43	23,390      SH		SOLE	 N/A	 23,390
Becton Dickinson Co						CS	075887109      988.57	13,863      SH		SOLE	 N/A	 13,863
Baxter Intl Inc							CS	071813109      976.10	18,431      SH		SOLE	 N/A	 18,431
Coach Inc							CS	189754104      897.20	33,378      SH		SOLE	 N/A	 33,378
Schering Plough Corp						CS	806605101      868.32	34,567      SH		SOLE	 N/A	 34,567
Lorillard Inc Com						CS	544147101      863.86	12,747      SH		SOLE	 N/A	 12,747
Abbott Laboratories						CS	002824100      844.83	17,960      SH		SOLE	 N/A	 17,960
Mcdonalds Corp							CS	580135101      802.82	13,964      SH		SOLE	 N/A	 13,964
Td Ameritrade Hldg Corp						CS	87236Y108      738.45	42,077      SH		SOLE	 N/A	 42,077
Target Corp							CS	87612E106      702.96	17,810      SH		SOLE	 N/A	 17,810
Enbridge Inc Com Isin #ca29					CS	29250N105      693.76	19,976      SH		SOLE	 N/A	 19,976
Conagra Foods Inc						CS	205887102      691.19	36,264      SH		SOLE	 N/A	 36,264
Chevron Corp New						CS	166764100      574.98	8,679       SH		SOLE	 N/A	 8,679
Bp Plc Spon Adr R						CS	055622104      551.75	11,572      SH		SOLE	 N/A	 11,572
Procter & Gamble Co						CS	742718109      504.24	9,867       SH		SOLE	 N/A	 9,867
Ishares Tr Msci Eafe						CS	464287465      466.22	10,177      SH		SOLE	 N/A	 10,177
Infosys Technologieslimited Ad					CS	456788108      442.72	12,037      SH		SOLE	 N/A	 12,037
Enersis S A Spons Adr						CS	29274F104      399.65	21,638      SH		SOLE	 N/A	 21,638
Amgen Inc							CS	031162100      350.56	6,622       SH		SOLE	 N/A	 6,622
Intl Business Mach						CS	459200101      315.24	3,019       SH		SOLE	 N/A	 3,019
Humana Inc							CS	444859102      295.92	9,173       SH		SOLE	 N/A	 9,173
Pfizer Inc							CS	717081103      295.79	19,719      SH		SOLE	 N/A	 19,719
Cisco Sys Inc							CS	17275R102      294.53   15,793      SH		SOLE	 N/A	 15,793
Suntrust Banks Inc						CS	867914103      282.94	17,200      SH		SOLE	 N/A	 17,200
Pepsico Inc							CS	713448108      279.30	5,082       SH		SOLE	 N/A	 5,082
Occidental Petroleumcorp					CS	674599105      278.24	4,228       SH		SOLE	 N/A	 4,228
Cerner Corp							CS	156782104      273.88	4,397       SH		SOLE	 N/A	 4,397
Walgreen Company						CS	931422109      264.98	9,013       SH		SOLE	 N/A	 9,013
At&T Inc Com							CS	00206R102      261.09	10,510      SH		SOLE	 N/A	 10,510
Mcafee Inc							CS	579064106      255.75	6,062       SH		SOLE	 N/A	 6,062
Buckeye Partners L Punit Ltd P					CS	118230101      250.55	5,850       SH		SOLE	 N/A	 5,850
Vascular Tech Inc Nevada					CS	922995956      250.00	50,000      SH		SOLE	 N/A	 50,000
Sovereign Cap Tr V Cap Secs 7					CS	84604V204      246.50	11,600      SH		SOLE	 N/A	 11,600
Red Hat Inc							CS	756577102      242.42	12,043      SH		SOLE	 N/A	 12,043
Cameron Intl Corp Com						CS	13342B105      232.65	8,221       SH		SOLE	 N/A	 8,221
Goodrich Corp Formerly G					CS	382388106      229.21	4,587       SH		SOLE	 N/A	 4,587
C H Robinson Worldwide						CS	12541W209      228.99	4,391       SH		SOLE	 N/A	 4,391
Google Inc Cl A							CS	38259P508      228.08	541         SH		SOLE	 N/A	 541
Verizon Communicat						CS	92343V104      226.57	7,373       SH		SOLE	 N/A	 7,373
Sherwin Williams Co						CS	824348106      225.26	4,191       SH		SOLE	 N/A	 4,191
Norfolk Southern Crp						CS	655844108      221.49	5,880       SH		SOLE	 N/A	 5,880
National Oilwell Varco Inc					CS	637071101      220.74	6,759       SH		SOLE	 N/A	 6,759
Fluor Corp New							CS	343412102      218.80	4,266       SH		SOLE	 N/A	 4,266
Noble Corporation Shs						CS	G65422100      217.22	7,181       SH		SOLE	 N/A	 7,181
Cognizant Tech Solutions					CS	192446102      206.09	7,719       SH		SOLE	 N/A	 7,719
Life Technologies Corp Com					CS	53217V109      204.63	4,905       SH		SOLE	 N/A	 4,905
Ensco International Inc						CS	26874Q100      204.26	5,858       SH		SOLE	 N/A	 5,858
Alcon Inc Com Shs						CS	H01301102      202.62	1,745       SH		SOLE	 N/A	 1,745
Priceline Com Inc Com New					CS	741503403      201.34	1,805       SH		SOLE	 N/A	 1,805
Nec Corp Adr							CS	629050204       87.14	22,185      SH		SOLE	 N/A	 22,185
Alcatel Lucent Spon Adr						CS	013904305       44.39	17,899      SH		SOLE	 N/A	 17,899
Kingfisher Plc Sponsored					CS	495724403      100.60	17,180      SH		SOLE	 N/A	 17,180
Tenet Healthcare Corp						CS	88033G100	47.94	17,000      SH		SOLE	 N/A	 17,000
Sumitomo Mitsui Finl Group Inc					CS	86562M100	68.56	16,835      SH		SOLE	 N/A	 16,835
Mitsubishi Ufj Finl Group Inc					CS	606822104      102.25	16,654      SH		SOLE	 N/A	 16,654
Piedmont Office Rltytr Inc Com					CS	720190107      111.25	15,034      SH		SOLE	 N/A	 15,034
Mizuho Finl Group Inc Sponso					CS	60687Y109	68.15	14,785      SH		SOLE	 N/A	 14,785
Pimco Global Stocksplus						CS	722011103      162.23	12,107      SH		SOLE	 N/A	 12,107
Gabelli Global Gold Nat Res &					CS	36244N109      159.11	11,734      SH		SOLE	 N/A	 11,734
E M C Corp Mass							CS	268648102      146.47	11,181      SH		SOLE	 N/A	 11,181
Marks & Spencer Group Plc					CS	570912105      112.09	11,122      SH		SOLE	 N/A	 11,122
Mueller Wtr Prods Inc Com Se					CS	624758108       41.45	11,083      SH		SOLE	 N/A	 11,083
Deutsche Telekom A Gspon Adr					CS	251566105      126.02	10,680      SH		SOLE	 N/A	 10,680
Intel Corp							CS	458140100      174.93	10,570      SH		SOLE	 N/A	 10,570
Thomson Spon Adr						CS	885118109	 8.56	10,325      SH		SOLE	 N/A	 10,325
Infineon Tech Ag Spon Adr					CS	45662N103	36.78	10,305      SH		SOLE	 N/A	 10,305
Ericsson L M Tel Co Adr Cl B S					CS	294821608	98.68	10,090      SH		SOLE	 N/A	 10,090
Gabelli Global Deal Fd Co					CS	36245G103      135.90	10,000      SH		SOLE	 N/A	 10,000
Huntington Bancshares						CS	446150104	41.80	10,000      SH		SOLE	 N/A	 10,000
Geovax Labs Inc Com						CS	373678101	 1.90	10,000      SH		SOLE	 N/A	 10,000
Informedix Holdings Inc						CS	45677U100	  .05	10,000      SH		SOLE	 N/A	 10,000
Will Cnty Ill Sch Dist No 11					GB	968838GW6      456.85	1,025,000   SH		SOLE	 N/A	 1,025,000
Hacienda La Puente Calif Uni					GB	40450RBV2      413.11	1,000,000   SH		SOLE	 N/A	 1,000,000
Chicago Ill Brd Ed Cap Apprec					GB	167501UL7      382.66	1,000,000   SH		SOLE	 N/A	 1,000,000
Aromas-San Juan Calif Uni					GB	04266PAX3      313.30	1,000,000   SH		SOLE	 N/A	 1,000,000
Lake Tahoe Calif Unisch Dist G					GB	511012HN9      303.50	1,000,000   SH		SOLE	 N/A	 1,000,000
Chicago Ill Brd Ed  G.O. Sch B					GB	167501XE0      279.08	1,000,000   SH		SOLE	 N/A	 1,000,000
Forsyth Cnty Ga Sch Dist G.O.					GB	346604EA5      267.56	255,000     SH		SOLE	 N/A	 255,000
Georgia Mun Assn Incinstallmen					MB	373292AR2      504.95	500,000	    SH		SOLE	 N/A	 500,000
Carroll City-Cnty Hosp Auth					MB	144709DM1      500.74	500,000     SH		SOLE	 N/A	 500,000
Harrisburg Pa Redev Auth REV R					MB	414763BQ4      427.94	1,000,000   SH		SOLE	 N/A	 1,000,000
Georgia Mun Elec Auth Pwr R					MB	373540WK5      387.66	455,000     SH		SOLE	 N/A	 455,000
Texas St Tpk Auth Cent Tex T					MB	882762AQ0      308.59	1,000,000   SH		SOLE	 N/A	 1,000,000
Albany Ga Wtr Gas & Lt Commn W					MB	012293AT3      303.77	300,000     SH		SOLE	 N/A	 300,000
Miami-Dade Cnty Fla Spl Oblig					MB	59333NBE2      302.37	1,000,000   SH		SOLE	 N/A	 1,000,000
Dade Cnty Fla Profession					MB	233542BZ1      292.24	600,000     SH		SOLE	 N/A	 600,000
West Virginia Univ REVs Univ					MB	956704TP5      279.59	1,000,000   SH		SOLE	 N/A	 1,000,000
Metropolitan Pier & Exposition					MB	592247J68      264.25	1,035,000   SH		SOLE	 N/A	 1,035,000
Forsyth Cnty Ga Wtr & Sew Auth					MB	346609BQ2      262.81	250,000     SH		SOLE	 N/A	 250,000
New York St Energy Resh & Dev					MB	649842BM2      250.00	250,000     SH		SOLE	 N/A	 250,000
Los Angeles Cnty Calif Met					MB	54471RCE5      250.00	250,000     SH		SOLE	 N/A	 250,000
Battery Pk City Authn Y REV Au					MB	07133AEV0      250.00	250,000     SH		SOLE	 N/A	 250,000
Fulton Cnty Ga Wtr &Sew REV Re					MB	360066JU9      248.17	250,000     SH		SOLE	 N/A	 250,000
Savannah Ga Hosp Auth REV R					MB	804833DK4      240.04	260,000     SH		SOLE	 N/A	 260,000
Cherokee Cnty Ga Wtr& Sew Auth					MB	164243LA3      225.29	200,000     SH		SOLE	 N/A	 200,000
Corts Tr Vi Ibm Deb Call Tr Ct					PS	22080F202      730.41	29,100      SH		SOLE	 N/A	 29,100
Public Storage Inc Dep Shs Re					PS	74460D299      562.12	26,000      SH		SOLE	 N/A	 26,000
Deutsche Bk Cap Fdg Tr Vii					PS	25153U204      521.85	28,400      SH		SOLE	 N/A	 28,400
General Elec Cap Corp Pfd					PS	369622451      316.17	14,550      SH		SOLE	 N/A	 14,550
Corts Tr Boeing Co Nts Corpor					PS	22082Q206      310.78	13,350      SH		SOLE	 N/A	 13,350
Corts Tr II Verizon Global Fdg					PS	22082L207      309.93	13,050      SH		SOLE	 N/A	 13,050
At&T Inc SR Nt 6.3750%  0					PS	00211G208      305.88	12,000      SH		SOLE	 N/A	 12,000
Usb Capital Viii Pfd 6.35%					PS	903307205      287.62	13,200      SH		SOLE	 N/A	 13,200
Corts Tr Intl Business M					PS	22083D204      274.11	11,170      SH		SOLE	 N/A	 11,170
Alabama Pwr Co Ser 2007b					PS	010392496      253.38	10,250      SH		SOLE	 N/A	 10,250
Comcast Corp New Nt Pfd 7.0					PS	20030N309      252.12	11,000      SH		SOLE	 N/A	 11,000
Comcast Corp New 7.00%						PS	20030N408      251.35	11,000      SH		SOLE	 N/A	 11,000
Corts Tr Bristol Meyers Squ					PS	22082B209      249.20	10,000      SH		SOLE	 N/A	 10,000
Usb Cap Xi Gtd Tr Pfd Secs					PS	903300200      246.29	11,000      SH		SOLE	 N/A	 11,000
Corts Tr II Goldman Sachs Cap					PS	22082P208      243.24	12,285      SH		SOLE	 N/A	 12,285
General Amern Invs Co Inc Cum					PS	368802401      240.00	10,000      SH		SOLE	 N/A	 10,000
Corts Tr Goldman Sachs Cap					PS	22083B208      239.70	12,550      SH		SOLE	 N/A	 12,550
Jp Morgan Chase Cap Xiv Cap Se					PS	48122F207      235.98	11,100      SH		SOLE	 N/A	 11,100
Morgan Stanley Cap Tr Viii Gt					PS	61753R200      232.80	12,000      SH		SOLE	 N/A	 12,000
Usb Cap Xii Gtd Tr Pfd						PS	903305209      231.44	11,000      SH		SOLE	 N/A	 11,000
Viacom Inc New SR Ntpfd						PS	92553P300      228.47	11,000      SH		SOLE	 N/A	 11,000
Pnc Cap Tr D Cap Secs						PS	69350H202      224.56	11,200      SH		SOLE	 N/A	 11,200
General Elec Cap Corp Nt					PS	369622469      219.90	10,000      SH		SOLE	 N/A	 10,000
Hsbc Fin Corp Nt 6.00% 1					PS	40429C300      214.03	11,200      SH		SOLE	 N/A	 11,200
Wachovia Cap Tr IV Gtd Tr Pfd					PS	92978U207      209.00	11,000      SH		SOLE	 N/A	 11,000
Vornado Realty Tr Pfd Ser F					PS	929042703      204.38	11,000      SH		SOLE	 N/A	 11,000
Morgan Stanley Cap Tr III Cap					PS	617460209      201.60	10,500      SH		SOLE	 N/A	 10,500
Public Storage Maryland						PS	74460D232      200.00	10,000      SH		SOLE	 N/A	 10,000
Usb Capital Vi Gtd Tr Pfd					PS	903304202      198.50	10,000      SH		SOLE	 N/A	 10,000
Public Storage Maryland						PS	74460D398      197.50	10,000      SH		SOLE	 N/A	 10,000
Cbs Corp New Pfd 6.75% 03/2					PS	124857400      191.96	11,200      SH		SOLE	 N/A	 11,200
Endurance Specialty Hldg Ser P					PS	29267H208      175.20	10,000      SH		SOLE	 N/A	 10,000
Aegon Nv 6.50% Perp						PS	007924400      171.23	11,500      SH		SOLE	 N/A	 11,500
Hsbc Finance Corp Dep Shs Re					PS	40429C607      159.00	10,000      SH		SOLE	 N/A	 10,000
Hsbc Usa Inc New Pfd Stk Se					PS	40428H805      137.80	10,000      SH		SOLE	 N/A	 10,000